Related Party Transactions (Details) - USD ($)											1 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Aug. 11, 2022	Jul. 11, 2022	Apr. 11, 2022	Jan. 27, 2022	Dec. 20, 2021	Jan. 14, 2021	Jan. 06, 2021	Dec. 07, 2020	Oct. 08, 2020	Jul. 16, 2020	Jan. 27, 2022	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Apr. 18, 2022	Jan. 10, 2022	Jan. 06, 2022
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 1,500,000		$ 500,000												$ 500,000
Business combination, description														The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant.		The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant.
Convertible promissory notes					$ 500,000
Warrant price per share (in Dollars per share)			$ 0.75		$ 0.75
Additional amount borrowed												$ 24,655			$ 24,655				$ 1,035,000
Aggregate principal amount				$ 500,000
Aggregate purchase price value														$ 2,000,000		2,035,000
Interest expense													$ 8,280	15,746		1,826
Debt discount amount													$ 1,155	$ 1,155		$ 16,901
Description of related party extension loans														In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension		In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension, providing a total possible Business Combination period up until July 11, 2022 for a total payment value of $2,070,000 ($0.15 per unit in either case).
Trust account	$ 323,888		$ 1,035,000
Convertible Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price value														$ 2,035,000		$ 500,000
FounderSharesMember
Related Party Transactions (Details) [Line Items]
Shareholder outstanding shares percentage													20.00%	20.00%		20.00%
IPO [Member]
Related Party Transactions (Details) [Line Items]
Fund expenses												$ 30,000
Outstanding balance						$ 125,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Additional amount borrowed																		$ 1,035,000
Aggregate purchase price value											$ 500,000
Trust account		$ 1,035,000
FounderSharesMember
Related Party Transactions (Details) [Line Items]
Issuance of aggregate ordinary shares (in Shares)										3,593,750
Aggregate purchase price value										$ 25,000
Capitalization of share outstanding (in Shares)							0.2		0.2
Ordinary shares, subject to forfeiture (in Shares)								1,437,500						450,000		450,000
Ordinary shares issued and outstanding (in Shares)							3,450,000
Aggregate purchase price value										25,000
Promissory Note - Related Party [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount										$ 125,000